RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
May 31, 2022
Schedule of key management personnel compensation

	Six months ended May 31,
	2022	2021
	$	$
Management and directors salaries and fees	658,343	325,423
Share-based compensation	164,816	870,533
Key management personnel compensation	823,159	1,195,956